Note 20 - Estimated Fair Value of Financial Instruments (Details) - Recurring Level 3 Financial Instruments (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Recurring Level 3 Financial Instruments [Abstract]
Beginning of year balance	$ 1,836	$ 1,401
Discount accretion	10	9
Unrealized gain (loss)	162	426
Ending balance	$ 2,008	$ 1,836